Derivative Warrant Liabilities - Schedule of Changes in the Warrant Liability (Details) - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Schedule of Changes in the Warrant Liability [Line Items]
Balance at beginning		$ 4,310,379
January 2024 Warrants [Member]
Schedule of Changes in the Warrant Liability [Line Items]
Balance at beginning	$ 3,519,702
Issuance of January 2024 Warrants		480,004
Exercise of warrants		(562,879)
Changes in fair value of warrants		(707,802)
Exercise of warrants	(21,921)
Change in fair value of warrants	(514,750)
Balance at ending	$ 2,983,031	$ 3,519,702